Related Party Transactions Management Fee Expense (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Management fee expense			$ 13	$ 26	$ 27
LVS
Disclosure of transactions between related parties [line items]
Management fee expense	$ 7	$ 7	10	19	20
Fellow subsidiaries
Disclosure of transactions between related parties [line items]
Management fee expense	$ 3	$ 2	$ 3	$ 7	$ 7